Employee benefits - Summary of Amount Recognized in the Balance Sheet for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of defined benefit plans [line items]
Non- current liabilities	$ (559.7)	₨ (40,917.5)	₨ (3,416.4)
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	42.5	3,110.8	2,847.5
Fair value of plan assets	36.3	2,650.6	2,317.3
Net liability	(6.3)	(460.2)	(530.2)
Non- current liabilities	$ (6.3)	₨ (460.2)	₨ (530.2)